Income Tax (Details) - Schedule of Cumulative Net Operating Loss	12 Months Ended
Jun. 30, 2023 USD ($)
PRC [Member]
Operating Loss Carryforwards [Line Items]
Amount	$ 32,367,350
Earliest year of expiration if not utilized	2024
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Amount	$ 1,354,918
Earliest year of expiration if not utilized	No expiration